OPERATING REVENUE - Assets and liabilities arising from contracts with customers (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Revenue [abstract]
Receivables (billed)	$ 748	$ 672
Contract assets (unbilled)	38	44
Contract liabilities	(243)	(361)
Customer acquisition costs	$ 101	$ 83